Commitments and contingent obligations - Schedule of Commitment Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 76,993
2017	77,932
2018	78,180
2019	78,415
2020	79,130
Thereafter	436,476
Operating leases, future minimum payments due	$ 827,126